Segment Information Reconciled to Income Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Lease rental income	$ 187,434	$ 144,774	$ 356,678	$ 290,252
Trading container margin	4,231	571	6,397	1,220
Gain on sale of owned fleet containers, net	18,836	5,640	31,194	11,434
Depreciation expense	70,015	63,848	135,821	130,682
Container lessee default expense, net	855
Interest expense	30,147	30,022	59,253	66,134
Write-off of unamortized debt issuance costs and bond discounts	2,945		3,212
Realized loss on financial instruments, net	2,448	3,267	5,404	4,793
Unrealized gain (loss) on financial instruments, net	1,406	1,342	4,598	(13,595)
Segment income (loss) before income taxes	75,924	17,371	139,040	11,430
Total assets	6,812,187	5,163,212	6,812,187	5,163,212	$ 5,741,376
Purchase of containers and fixed assets	504,048	173,054	1,074,318	180,203
Container lessee default recovery, net		1,671	3,113	1,683
Payments on container leaseback financing receivable		9,919	6,425	9,919
Write-off of unamortized debt issuance costs				122
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	172,448	128,648	326,871	258,720
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	14,986	16,126	29,807	31,532
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	172,270	128,298	326,560	258,148
Gain on sale of owned fleet containers, net	18,836	5,640	31,194	11,434
Depreciation expense	72,005	65,553	139,708	133,909
Container lessee default expense, net	855
Interest expense	30,028	29,898	59,060	65,854
Write-off of unamortized debt issuance costs and bond discounts	2,945		3,212
Realized loss on financial instruments, net	2,448	3,267	5,404	4,793
Unrealized gain (loss) on financial instruments, net	1,406	1,342	4,598	(13,595)
Segment income (loss) before income taxes	62,358	10,976	114,643	(1,075)
Total assets	6,711,706	5,068,020	6,711,706	5,068,020
Purchase of containers and fixed assets	504,038	173,160	1,074,295	180,117
Container lessee default recovery, net		1,671	3,113	1,683
Payments on container leaseback financing receivable		9,919	6,425	9,919
Write-off of unamortized debt issuance costs		0		122
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	172,270	128,298	326,560	258,148
Container Management
Segment Reporting Information [Line Items]
Lease rental income	15,164	16,476	30,118	32,104
Depreciation expense	248	169	474	510
Interest expense	119	124	193	280
Segment income (loss) before income taxes	11,920	4,320	24,200	6,930
Total assets	217,540	173,054	217,540	173,054
Purchase of containers and fixed assets	10	(106)	23	86
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	178	350	311	572
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	14,986	16,126	29,807	31,532
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	4,231	571	6,397	1,220
Segment income (loss) before income taxes	6,730	3,390	10,915	6,148
Total assets	3,094	12,759	3,094	12,759
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income taxes	(1,145)	(927)	(1,918)	(1,989)
Total assets	8,644	10,921	8,644	10,921
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	1,112	544	2,148	2,028
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	1,112	544	2,148	2,028
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		98		196
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	20,079	12,152	40,518	21,897
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	139	(565)	206	(10)
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	2,764	2,687	5,212	5,108
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	973	1,011	1,942	1,842
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense	(2,238)	(1,874)	(4,361)	(3,737)
Segment income (loss) before income taxes	(3,939)	(388)	(8,800)	1,416
Total assets	(128,797)	(101,542)	(128,797)	(101,542)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (22,843)	$ (14,839)	$ (45,730)	$ (27,005)